NET REVENUES (Tables)	9 Months Ended
Sep. 30, 2025
NET REVENUES
Schedule of Net Revenues

	Nine -month September 30,
	2024	2025
	RMB	RMB
Portfolio training services	125,041,473	125,934,123
Research-based learning services	12,555,036	17,217,662
Overseas study counselling services	20,388,702	25,182,446
Other educational services	9,159,342	10,651,498
Net Revenues	167,144,553	178,985,729